Quantitative Information about Three Measurements (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Impaired Loans
Level 3 Measurements [Line Items]
Assets, Fair Value	$ 1,111	$ 5,146
Valuation Technique	Collateral method	Collateral method
Unobservable Input(s)	Adjustments for selling costs	Adjustments for selling costs
Impaired Loans | Weighted Average
Level 3 Measurements [Line Items]
Weighted average volatility (percent)	8.00%
Other Real Estate
Level 3 Measurements [Line Items]
Assets, Fair Value	2,768	2,000
Valuation Technique	Collateral method	Collateral method
Unobservable Input(s)	Adjustments for selling costs	Adjustments for selling costs
Other Real Estate | Weighted Average
Level 3 Measurements [Line Items]
Weighted average volatility (percent)	8.00%
Contingent Consideration
Level 3 Measurements [Line Items]
Assets, Fair Value		$ 290
Valuation Technique		Cash flows to be paid
Unobservable Input(s)		Expected payments